Effects on Initial Application of IFRS 9 and Information for the Year Ended December 31, 2017 in Conformity With IAS 39 - Summary of Carrying Amount of Financial Assets Transferred (Parenthetical) (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at amortized cost	$ 237,420		$ 268,271
Retained earnings	4,651,215	$ 155,507	3,602,663
Deferred tax liabilities	$ 309,129	$ 10,335	$ 308,759		$ 174,293
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings				$ (1,940)
IAS 39 [member]
Disclosure of financial assets [Line Items]
Other financial assets				70,241
IFRS 9 [member]
Disclosure of financial assets [Line Items]
Financial assets at amortized cost				70,241
IFRS 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings				29,077
Other equity interest				42,165
Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings				28,584
Other equity interest				42,165
Deferred tax liabilities				8,636
Financial assets at fair value through other comprehensive income, category [member] | IAS 39 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets				9,950
Financial assets at fair value through other comprehensive income, category [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets				89,335
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings				493
Financial assets at fair value through profit or loss, category [member] | IAS 39 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets				10,940
Financial assets at fair value through profit or loss, category [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets				$ 11,433